Non-Current Provisions - Schedule of Commitments for Compensation Payable to Employees Upon Their Retirement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of Retirement Benefits [abstract]
Beginning balance	€ (1,536)	[1]	€ (1,260)	[1]	€ (853)
Costs of services rendered (operating expense)	(443)		(412)		(219)
Interest expense (financial expense)	(24)		(24)		(11)
Benefit paid			141
Actuarial gains	529		19		(177)
Ending balance	€ (1,474)		€ (1,536)	[1]	€ (1,260)	[1]

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.